Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 14, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2024